Equity - Summary of Capital Stock Prior To and Immediately After Stock Split (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	16,806,658,096	16,806,658,096
Ownership Percentage	100.00%
Percentage of ordinary shares with full voting rights	100.00%
B
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	1,575,624,195
Ownership Percentage	9.37%
Percentage of voting equity interests acquired	11.11%
L
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	2,626,040,325
Ownership Percentage	15.63%
Percentage of voting equity interests acquired	0.00%
Fomento Economico Mexicano S.A.B. de C.V.
Disclosure of capital stock [Line Items]
Ownership Percentage	47.20%
Percentage of ordinary shares with full voting rights	56.00%
Fomento Economico Mexicano S.A.B. de C.V. | A
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	7,936,628,152
Ownership Percentage	47.22%
Percentage of ordinary shares with full voting rights	55.97%
The Coca-Cola Company
Disclosure of capital stock [Line Items]
Ownership Percentage	27.80%
Percentage of ordinary shares with full voting rights	32.90%
The Coca-Cola Company | D
Disclosure of capital stock [Line Items]
Outstanding shares (in shares)	4,668,365,424
Ownership Percentage	27.78%
Percentage of ordinary shares with full voting rights	32.92%